Foreign Activities (Schedule of Estimated Total Assets, Revenue, Expense, and Income (Loss) by Geographic Areas) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Total revenue	¥ 4,260,392	[1]	¥ 5,212,369	[1]	¥ 4,070,893	[1]
Total expense	3,423,154	[2]	3,930,253	[2]	5,835,120	[2]
Income (loss) before income tax expense (benefit)	837,238		1,282,116		(1,764,227)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	461,796		859,819		(1,468,040)
Total assets	202,861,288		200,084,397		193,499,417
Domestic [Member] | Japan [Member]
Total revenue	2,969,012	[1]	3,604,965	[1]	2,924,414	[1]
Total expense	2,782,950	[2]	3,065,026	[2]	4,281,841	[2]
Income (loss) before income tax expense (benefit)	186,062		539,939		(1,357,427)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	(103,003)		189,751		(1,064,387)
Total assets	145,778,973		149,023,436		142,996,407
Foreign [Member] | United States Of America [Member]
Total revenue	446,521	[1]	604,395	[1]	568,655	[1]
Total expense	266,549	[2]	396,009	[2]	778,956	[2]
Income (loss) before income tax expense (benefit)	179,972		208,386		(210,301)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	171,838		192,970		(223,501)
Total assets	23,481,443		21,624,397		23,092,047
Foreign [Member] | Europe [Member]
Total revenue	238,658	[1]	355,005	[1]	233,703	[1]
Total expense	130,533	[2]	130,576	[2]	471,273	[2]
Income (loss) before income tax expense (benefit)	108,125		224,429		(237,570)
Net income (loss) attributable to Mitsubishi UFJ Financial Group	90,032		199,093		(229,462)
Total assets	17,044,207		15,804,022		14,981,793
Foreign [Member] | Asia/Oceania Excluding Japan [Member]
Total revenue	470,868	[1]	482,588	[1]	329,672	[1]
Total expense	238,735	[2]	209,560	[2]	218,851	[2]
Income (loss) before income tax expense (benefit)	232,133		273,028		110,821
Net income (loss) attributable to Mitsubishi UFJ Financial Group	193,422		241,445		119,442
Total assets	10,908,164		8,421,156		7,473,868
Foreign [Member] | Other Areas [Member]
Total revenue	135,333	[1],[3]	165,416	[1],[3]	14,449	[1],[3]
Total expense	4,387	[2],[3]	129,082	[2],[3]	84,199	[2],[3]
Income (loss) before income tax expense (benefit)	130,946	[3]	36,334	[3]	(69,750)	[3]
Net income (loss) attributable to Mitsubishi UFJ Financial Group	109,507	[3]	36,560	[3]	(70,132)	[3]
Total assets	¥ 5,648,501	[3]	¥ 5,211,386	[3]	¥ 4,955,302	[3]

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and Middle East.